Hedging derivatives - By type (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Hedging derivatives
Fair value of hedging derivative assets	$ 9,285	$ 15,116
Hedging derivatives	8,393	11,091
Fair value hedges
Hedging derivatives
Fair value of hedging derivative assets	202	59
Hedging derivatives	5,136	6,572
Cash flow hedges
Hedging derivatives
Fair value of hedging derivative assets	9,083	15,057
Hedging derivatives	$ 3,257	$ 4,519